THE ADVISORS’ INNER CIRCLE FUND III

Penn Mutual AM Strategic Income Fund

(the “Fund”)

Supplement dated October 1, 2025 to the Fund’s Prospectus and Statement of Additional Information, each dated May 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

Mark Heppenstall no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Heppenstall contained in the Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PNN-SK-009-0100